Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxe [Line Items]
Uncertain tax positions
Singapore [Member]
Income Taxe [Line Items]
Tax rate	17.00%